Notes to the consolidated statements of income - Reconciliation of basic and diluted earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Numerator:
Net income attributable to shareholders of FME AG	€ 117,529	€ 151,221
Denominators:
Weighted average number of shares outstanding	275,246,345	293,413,449
Basic earnings per share	€ 0.43	€ 0.52
Diluted earnings per share	€ 0.43	€ 0.52